Intangible fixed assets	12 Months Ended
Sep. 30, 2022
Intangible fixed assets
Intangible fixed assets

11.    Intangible fixed assets

Development
Costs
$'000
Cost
At 1 October 2019	4,047
Additions	4,554
Foreign exchange on translation	176
At 30 September 2020	8,777
Additions	9,082
Foreign exchange on translation	376
At 30 September 2021	18,235
Additions	25,294
Foreign exchange on translation	(3,238)
At 30 September 2022	40,291
Amortisation
At 1 October 2019	—
Charge	—
At 30 September 2020	—
Charge	—
At 30 September 2021	—
Charge	—
At 30 September 2022	—
Net Book Value
At 30 September 2022	40,291
At 30 September 2021	18,235
At 30 September 2020	8,777

The Group’s intangible assets under development are internally generated and the Group has not yet begun amortisation of these finite useful economic life assets. $0.474 million (2021: $0.201 million) of these capitalised costs relate to QuantumCloud.

An impairment test was performed for the year ended September 30, 2022, which considered the value of existing contracts and forecasted revenues. No impairment was deemed necessary. The Group will begin amortisation when the intangible assets are available for use.